Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Summary of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of the following:

		As of December 31,
		2020	2021
	Notes	RMB	RMB	US$
Short-term contract liability		113,860,926	325,857,410	51,134,138
Notes Payable	i	—	123,803,438	19,427,461
Customer advances	ii	23,032,980	77,811,758	12,210,363
Payable to dealers		37,610,651	50,680,407	7,952,862
Payable to employees		66,058,774	34,285,667	5,380,169
Deposit due to third-parties		19,105,683	18,891,289	2,964,455
Other tax payables		26,851,725	16,494,783	2,588,391
Accrued professional service fees		4,630,000	8,697,657	1,364,852
Derivative financial liability		—	5,346,389	838,965
Payable to suppliers		5,090,553	4,003,912	628,301
Interest payable		1,237,131	2,667,405	418,574
Others		27,255,779	50,495,262	7,923,811

		324,734,202	719,035,377	112,832,342